Interest Income and Expense	9 Months Ended
Jul. 31, 2022
Analysis of income and expense [abstract]
Interest Income and Expense

NOTE 20:  INTEREST INCOME AND EXPENSE
The following tables present interest income and interest expense by basis of accounting measurement.
Interest Income

(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
Measured at amortized cost 1	$8,876	$6,473	$22,342	$19,574

Measured at FVOCI – Debt instruments 1	302	133	565	457

	9,178	6,606	22,907	20,031
Measured or designated at FVTPL	1,548	659	3,274	1,993

Measured at FVOCI – Equity instruments	56	41	152	118
Total	$10,782	$7,306	$26,333	$22,142

1	Interest income is calculated using EIRM.
Interest Expense

(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
Measured at amortized cost 1	$2,950	$843	$4,982	$2,835

Measured or designated at FVTPL	788	459	1,628	1,438
Total	$3,738	$1,302	$6,610	$4,273

1	Interest expense is calculated using EIRM.